Intangible assets	6 Months Ended
Jun. 30, 2026
Intangible Assets [Abstract]
Intangible assets	7 Intangible assets

Changes in intangible assets
	Goodwill		Software		Other		Total
in EUR million	30 June 2026	31 December 2025	30 June 2026	31 December 2025	30 June 2026	31 December 2025	30 June 2026	31 December 2025
Opening balance as at 1 January	477	476	1,030	855	3	3	1,510	1,334
Additions	71		18	35			89	35
Capitalised expenses			174	380			174	380
Amortisation			-113	-223	-1		-114	-223
Impairments [1]			-3	-7			-3	-7
Exchange rate differences	-2	1	18	-10	0		16	-9
Disposals				-2				-2
Other changes	43			2	26	1	69	2
Closing balance	588	477	1,124	1,030	28	3	1,740	1,510

Gross carrying amount	588	477	3,474	3,281	35	9	4,097	3,767
Accumulated amortisation			-2,295	-2,197	-5	-4	-2,300	-2,201
Accumulated impairments			-56	-53	-1	-1	-57	-55
Net carrying value	588	477	1,124	1,030	28	3	1,740	1,510
[1] Impairments of intangible assets are presented within Other operating expenses in the statement of Profit or Loss.
Goodwill increased by EUR 113 million during the second quarter of 2026, following ING Bank Slaski's acquisition of the remaining 55% interest in Goldman Sachs TFI. The increase reflects the goodwill recognised as part of the purchase price allocation performed upon obtaining full ownership. As a result, total goodwill increased from EUR
477 million as at 31 December 2025  to EUR 588 million as at 30 June 2026. In addition, the acquisition resulted in the recognition of EUR 26 million of other intangible assets, primarily relating to client relationships.
Reference is made to Note 20 'Businesses acquired and divested' for further details on goodwill.
Impairment testing
ING assesses whether there are indicators that goodwill may be impaired. Based on the impairment trigger assessment performed as of June 2026, no indicators of goodwill impairment were identified.